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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-03564


                   	  Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                         Pioneer Mid Cap Growth Fund
                Schedule of Investments  6/30/09 (unaudited)

 Shares                                                               Value
           COMMON STOCKS - 98.4 %
           Energy - 8.3 %
           Coal & Consumable Fuels - 2.6 %
   82,300  Alpha Natural Resources, Inc. *                        $  2,162,021
   47,000  Consol Energy, Inc.                                       1,596,120
   43,000  Peabody Energy Corp.                                      1,296,880
   51,200  Walter Energy, Inc.                                       1,855,488
                                                                  $  6,910,509
           Oil & Gas Drilling - 1.4 %
   34,300  ENSCO International, Inc.                              $  1,196,041
   34,800  Transocean Ltd. *                                         2,585,292
                                                                  $  3,781,333
           Oil & Gas Equipment & Services - 1.1 %
  102,000  Exterran Holdings, Inc. *  (b)                         $  1,636,080
   70,800  Weatherford International, Inc. *                         1,384,848
                                                                  $  3,020,928
           Oil & Gas Exploration & Production - 2.4 %
   37,000  Newfield Exploration Co. *                             $  1,208,790
   44,000  Noble Affiliates, Inc.                                    2,594,680
   30,000  Range Resources Corp.                                     1,242,300
   36,700  Southwestern Energy Co. *                                 1,425,795
                                                                  $  6,471,565
           Oil & Gas Storage & Transportation - 0.8 %
  242,600  El Paso Corp. (b)                                      $  2,239,198
           Total Energy                                           $ 22,423,533
           Materials - 5.5 %
           Diversified Chemical - 1.4 %
   80,100  FMC Corp.                                              $  3,788,730
           Diversified Metals & Mining - 0.4 %
   23,079  Freeport-McMoRan Copper & Gold, Inc. (Class B)         $  1,156,489
           Gold - 0.8 %
  235,000  Yamana Gold, Inc. (b)                                  $  2,077,400
           Industrial Gases - 0.9 %
   60,000  Airgas, Inc.                                           $  2,431,800
           Metal & Glass Containers - 0.5 %
   57,900  Crown Holdings, Inc. *                                 $  1,397,706
           Paper Packaging - 0.3 %
   41,900  Packaging Corp. of America                             $    678,780
           Steel - 1.2 %
  216,000  Steel Dynamics, Inc.                                   $  3,181,680
           Total Materials                                        $ 14,712,585
           Capital Goods - 7.8 %
           Aerospace & Defense - 2.4 %
  175,400  Be Aerospace, Inc. *                                   $  2,518,744
  111,300  Hexcel Corp. *                                            1,060,689
   25,000  ITT Corp.                                                 1,112,500
   24,400  Precision Castparts Corp.                                 1,781,932
                                                                  $  6,473,865
           Construction & Engineering - 2.2 %
   25,000  Aecom Technology Corp. *                               $    800,000
  155,900  KBR, Inc.                                                 2,874,796
  100,900  Quanta Services, Inc. *                                   2,333,817
                                                                  $  6,008,613
           Electrical Component & Equipment - 0.2 %
    3,300  First Solar, Inc. * (b)                                $    534,996
           Industrial Conglomerates - 1.0 %
  134,600  McDermott International, Inc. *                        $  2,733,726
           Industrial Machinery - 1.5 %
   55,000  Crane Co.                                              $  1,227,050
   57,073  SPX Corp.                                                 2,794,865
                                                                  $  4,021,915
           Trading Companies & Distributors - 0.5 %
   15,900  W.W. Grainger, Inc. (b)                                $  1,301,892
           Total Capital Goods                                    $ 21,075,007
           Commercial Services & Supplies - 5.9 %
           Diversified Support Services - 0.8 %
   62,300  Copart, Inc. *                                         $  2,159,941
           Environmental & Facilities Services - 1.0 %
   36,700  Stericycle, Inc. *                                     $  1,891,151
   27,100  Tetra Tech, Inc. *                                          776,415
                                                                  $  2,667,566
           Research & Consulting Services - 3.1 %
   78,600  CoStar Group, Inc. *  (b)                              $  3,133,782
   79,000  HIS, Inc. *                                               3,939,730
   17,000  The Dun & Bradstreet Corp.                                1,375,300
                                                                  $  8,448,812
           Security & Alarm Services - 0.9 %
  147,100  Corrections Corp. of America * (b)                     $  2,499,229
           Total Commercial Services & Supplies                   $ 15,775,548
           Transportation - 0.9 %
           Airlines - 0.9 %
   23,000  Copa Holdings SA *                                     $    938,860
  237,000  Delta Air Lines, Inc. *  (b)                              1,372,230
                                                                  $  2,311,090
           Total Transportation                                   $  2,311,090
           Consumer Durables & Apparel - 1.4 %
           Apparel, Accessories & Luxury Goods - 0.5 %
   40,000  The Warnaco Group, Inc. *                              $  1,296,000
           Housewares & Specialties - 0.9 %
  130,000  Jarden Corp. *  (b)                                    $  2,437,500
           Total Consumer Durables & Apparel                      $  3,733,500
           Consumer Services - 3.9 %
           Casinos & Gaming - 0.6 %
   51,000  WMS Industries, Inc. *  (b)                            $  1,607,010
           Education Services - 0.5 %
   25,100  DeVry, Inc.                                            $  1,256,004
           Restaurants - 2.8 %
  116,300  Burger King Holdings, Inc.                             $  2,008,501
   55,900  Darden Restaurants, Inc. (b)                              1,843,582
  140,000  Starbucks Corp. *                                         1,944,600
   55,000  Yum! Brands, Inc.                                         1,833,700
                                                                  $  7,630,383
           Total Consumer Services                                $ 10,493,397
           Media - 1.3 %
           Cable & Satellite - 1.3 %
  128,500  Liberty Entertainment, Inc. *                          $  3,437,375
           Total Media                                            $  3,437,375
           Retailing - 8.2 %
           Apparel Retail - 5.0 %
  137,000  Guess?, Inc.                                           $  3,531,860
   74,200  Gymboree Corp. *  (b)                                     2,632,616
   86,700  Ross Stores, Inc.  (b)                                    3,346,620
   53,900  TJX Companies, Inc.                                       1,695,694
  113,000  Urban Outfitters, Inc. * (b)                              2,358,310
                                                                  $ 13,565,100
           Automotive Retail - 0.6 %
   35,900  Advance Auto Parts, Inc.  (b)                          $  1,489,491
           Department Stores - 0.4 %
   40,000  J.C. Penney Co., Inc. (b)                              $  1,148,400
           Distributors - 1.7 %
  281,100  LKQ Corp. *                                            $  4,624,095
           Specialty Stores - 0.5 %
   60,000  Staples, Inc.                                          $  1,210,200
           Total Retailing                                        $ 22,037,286
           Food, Beverage & Tobacco - 4.5 %
           Brewers - 0.8 %
   48,800  Molson Coors Brewing Co. (Class B)                     $  2,065,704
           Distillers & Vintners - 0.7 %
  158,200  Constellation Brands, Inc. *                           $  2,005,976
           Packaged Foods & Meats - 1.8 %
   90,669  American Italian Pasta Co. *                           $  2,642,095
   48,800  The J.M. Smucker Co.                                      2,374,608
                                                                  $  5,016,703
           Soft Drinks - 1.2 %
   97,600  Fomento Economico Mexicano SA de CV                    $  3,146,624
           Total Food, Beverage & Tobacco                         $ 12,235,007
           Household & Personal Products - 1.2 %
           Household Products - 0.6 %
   28,700  Church & Dwight Co., Inc.                              $  1,558,697
           Personal Products - 0.6 %
   71,200  Alberto-Culver Co. (Class B)                           $  1,810,616
           Total Household & Personal Products                    $  3,369,313
           Health Care Equipment & Services - 7.6 %
           Health Care Equipment - 2.1 %
  199,600  Hologic, Inc. *  (b)                                   $  2,840,308
   10,300  Surgical Intuitive, Inc. * (b)                            1,685,698
   44,400  Thoratec Corp. * (b)                                      1,189,032
                                                                  $  5,715,038
           Health Care Facilities - 1.1 %
  129,100  Psychiatric Solution, Inc. * (b)                       $  2,935,734
           Health Care Services - 1.7 %
   30,300  DaVita, Inc. *                                         $  1,498,638
   43,200  Express Scripts, Inc. *                                   2,970,000
                                                                  $  4,468,638
           Health Care Supplies - 1.2 %
   88,600  Inverness Medical Innovations, Inc. *  (b)             $  3,152,388
           Health Care Technology - 1.5 %
   34,000  AthenaHealth, Inc. *  (b)                              $  1,258,340
  147,000  MedAssets, Inc. *                                         2,859,150
                                                                  $  4,117,490
           Total Health Care Equipment & Services                 $ 20,389,288
           Pharmaceuticals & Biotechnology - 6.4 %
           Biotechnology - 1.6 %
   36,800  Alexion Pharmaceuticals, Inc. * (b)                    $  1,513,216
   78,600  Vertex Pharmaceuticals, Inc. *                            2,801,304
                                                                  $  4,314,520
           Life Sciences Tools & Services - 1.9 %
   56,845  Advanced Magnetics, Inc. * (b)                         $  3,107,716
   76,500  Sequenom, Inc. * (b)                                        299,115
   42,500  Thermo Fisher Scientific, Inc. *                          1,732,725
                                                                  $  5,139,556
           Pharmaceuticals - 2.9 %
   55,600  Allergan, Inc.                                         $  2,645,448
  236,100  Cardiome Pharma Corp. *  (b)                                878,292
   64,000  Endo Pharmaceuticals Holdings, Inc. *                     1,146,880
  236,000  Mylan, Inc. *  (b)                                        3,079,800
                                                                  $  7,750,420
           Total Pharmaceuticals & Biotechnology                  $ 17,204,496
           Banks - 1.5 %
           Regional Banks - 1.5 %
  138,727  First Horizon National Corp. *  (b)                    $  1,664,725
  297,200  KeyCorp                                                   1,557,328
   80,800  Zions Bancorporation (b)                                    934,048
                                                                  $  4,156,101
           Total Banks                                            $  4,156,101
           Diversified Financials - 4.3 %
           Asset Management & Custody Banks - 2.9 %
  170,300  Invesco Ltd.                                           $  3,034,746
   45,000  Northern Trust Corp.                                      2,415,600
   52,961  State Street Corp.                                        2,499,759
                                                                  $  7,950,105
           Specialized Finance - 1.4 %
   32,700  IntercontinentalExchange, Inc. *                       $  3,735,648
           Total Diversified Financials                           $ 11,685,753
           Insurance - 1.8 %
           Life & Health Insurance - 0.5 %
   80,000  Lincoln National Corp.                                 $  1,376,800
           Property & Casualty Insurance - 1.3 %
  130,589  Axis Capital Holdings, Ltd.                            $  3,418,820
           Total Insurance                                        $  4,795,620
           Software & Services - 15.2 %
           Application Software - 4.8 %
  117,100  Ansys, Inc. *  (b)                                     $  3,648,836
   92,000  Concur Technologies, Inc. *  (b)                          2,859,360
   81,500  Longtop Financial Technologies Ltd. (A.D.R.) *            2,001,640
  369,000  Nuance Communications, Inc. * (b)                         4,461,210
                                                                  $ 12,971,046
           Data Processing & Outsourced Services - 1.5 %
   24,000  MasterCard, Inc. (b)                                   $  4,015,440
           Internet Software & Services - 4.7 %
  135,900  Akamai Technologies, Inc. * (b)                        $  2,606,562
    8,800  Google, Inc. *                                            3,709,992
   83,000  Netease.com, Inc. * (b)                                   2,919,940
   94,601  Omniture, Inc. *                                          1,188,189
  135,000  Yahoo!, Inc. * (b)                                        2,114,100
                                                                  $ 12,538,783
           IT Consulting & Other Services - 1.5 %
   98,400  Amdocs Ltd. * (b)                                      $  2,110,680
   73,000  Cognizant Tech Solutions Corp. *                          1,949,100
                                                                  $  4,059,780
           Systems Software - 2.7 %
   73,900  BMC Software, Inc. *                                   $  2,497,081
   81,500  McAfee, Inc. *                                            3,438,485
   47,000  Sybase, Inc. *  (b)                                       1,472,980
                                                                  $  7,408,546
           Total Software & Services                              $ 40,993,595
           Technology Hardware & Equipment - 4.2 %
           Communications Equipment - 2.2 %
  366,700  Brocade Communications Systems, Inc. *                 $  2,867,594
  129,010  Riverbed Technology, Inc. *                               2,991,742
                                                                  $  5,859,336
           Computer Hardware - 0.8 %
   90,400  Teradata Corp. *                                       $  2,118,072
           Computer Storage & Peripherals - 1.1 %
   76,900  Synaptics, Inc. *  (b)                                 $  2,972,185
           Electronic Equipment & Instruments - 0.1 %
    8,058  Itron, Inc. *                                          $    443,754
           Total Technology Hardware & Equipment                  $ 11,393,347
           Semiconductors - 5.9 %
           Semiconductor Equipment - 1.8 %
   89,900  MEMC Electronic Materials, Inc. *                      $  1,601,119
  130,000  Tessera Technologies, Inc. *                              3,287,700
                                                                  $  4,888,819
           Semiconductors - 4.1 %
  100,300  Analog Devices, Inc.                                   $  2,485,434
  275,300  Marvell Technology Group Ltd. *                           3,204,492
  764,100  ON Semiconductor Corp. *  (b)                             5,241,726
                                                                  $ 10,931,652
           Total Semiconductors                                   $ 15,820,471
           Utilities - 2.7 %
           Independent Power Producer & Energy Traders - 1.4 %
  174,500  AES Corp. *                                            $  2,025,945
   66,700  NRG Energy, Inc. * (b)                                    1,731,532
                                                                  $  3,757,477
           Multi-Utilities - 1.3 %
   49,300  NSTAR                                                  $  1,583,023
   38,100  Sempra Energy                                             1,890,903
                                                                  $  3,473,926
           Total Utilities                                        $  7,231,403
           TOTAL COMMON STOCKS
           (Cost  $259,038,251)                                   $ 265,273,715

Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 19.5 %
           Securities Lending Collateral  - 19.5%
           Certificates of Deposit:
$1,178,745 Abbey National Plc, 1.27%, 8/13/09                     $ 1,178,745
1,768,118  Royal Bank of Canada NY, 1.19%, 8/7/09                   1,768,118
2,121,741  Svenska Bank NY, 1.48%, 7/8/09                           2,121,741
2,355,080  Cafco, 0.40%, 10/1/09                                    2,355,080
1,648,960  Ciesco, 0.40%, 9/1/09                                    1,648,960
1,768,007  Fasco, 0.25%, 7/10/09                                    1,768,007
2,355,342  Kithaw, 0.40%, 9/21/09                                   2,355,342
2,356,907  Merrill Lynch, 0.61%, 8/14/09                            2,356,907
2,357,490  CBA, 1.35%, 7/16/09                                      2,357,490
2,357,490  Societe Generale, 1.06%, 9/4/09                          2,357,490
2,357,490  U.S. Bank NA, 0.76%, 8/24/09                             2,357,490
                                                                  $ 22,625,370
           Commercial Paper:
2,357,490  Monumental Global Funding, Ltd., 1.28%, 8/17/09          2,357,490
1,178,745  CME Group, Inc., 1.21%, 8/6/09                           1,178,745
1,768,771  GE, 0.47%, 9/18/09                                       1,768,771
 475,845   GE, 0.79%, 10/26/09                                        475,845
2,315,055  American Honda Finance Corp., 1.27%, 7/14/09             2,315,055
2,357,490  HSBC Bank, Inc., 1.31%, 8/14/09                          2,357,490
 589,373   IBM, 0.88%, 9/25/09                                        589,373
2,121,741  New York Life Global, 0.75%, 9/4/09                      2,121,741
                                                                  $ 13,164,510
           Tri-party Repurchase Agreements:
6,600,972  Deutsche Bank, 0.08%, 7/1/09                           $ 6,600,972
7,859,707  Barclays Capital Markets, 0.01%, 7/1/09                  7,859,708
                                                                  $ 14,460,680
 Shares
           Money Market Mutual Fund:
2,357,490  JPMorgan U.S. Government Money Market Fund             $ 2,357,490

           Total Securities Lending Collateral                    $ 52,608,050
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $52,608,050)                                    $ 52,608,050
           TOTAL INVESTMENT IN SECURITIES - 117.9%
           (Cost  $311,646,301)(a)                                $ 317,881,765
           OTHER ASSETS AND LIABILITIES - (17.9)%                 $ (48,158,294)
           TOTAL NET ASSETS - 100.0%                              $ 269,723,471


       *   Non-income producing security.

(A.D.R.)   American Depositary Receipt.

     (a) At June 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $314,938,899 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $ 23,353,687

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (20,410,821)

           Net unrealized gain                                    $ 2,942,866

     (b)   At June 30, 2009, the following security was out on loan:

  Shares                          Security                            Value
      100  Advance Auto Parts, Inc.                               $      4,149
   21,000  Advanced Magnetics, Inc. *                                1,148,070
   44,300  Aegean Marine Petroleum Network, Inc.**                     668,930
   40,300  Akamai Technologies *                                       772,954
   32,200  Alexion Pharmaceuticals, Inc. *                           1,324,064
    4,500  Amdocs Ltd. *                                                96,525
    1,000  Ansys, Inc. *                                                31,160
   17,900  AthenaHealth, Inc. *                                        662,479
  208,000  Cardiome Pharma Corp. *                                     796,640
   67,200  Concur Technologies, Inc. *                               2,088,576
   41,000  Continental Airlines, Inc. **                               363,260
    3,900  Corrections Corp. of America *                               66,261
   66,400  CoStar Group, Inc. *                                      2,647,368
   29,000  Darden Restaurants, Inc.                                    956,420
  224,775  Delta Air Lines, Inc. *                                   1,301,447
  200,000  El Paso Corp.                                             1,846,000
   81,400  Exterran Holdings, Inc. *                                 1,305,656
  128,700  First Horizon National Corp. *                            1,544,400
    3,000  First Solar, Inc. *                                         486,360
    3,000  Gymboree Corp. *                                            106,440
  182,000  Hologic, Inc. *                                           2,589,860
   17,000  IHS, Inc. **                                                847,790
   41,100  Inverness Medical Innovations, Inc. *                     1,462,338
   39,000  J.C. Penney Co., Inc.                                     1,119,690
   59,700  Jarden Corp. *                                            1,119,375
   21,700  MasterCard, Inc.                                          3,630,627
  233,600  Mylan, Inc. *                                             3,048,480
   21,700  Netease.com *                                               763,406
   66,025  NRG Energy, Inc. *                                        1,714,009
  246,200  Nuance Communications, Inc. *                             2,976,558
   10,000  ON Semiconductor Corp. *                                     68,600
   53,910  Psychiatric Solution, Inc. *                              1,225,913
   32,100  Ross Stores, Inc.                                         1,239,060
   75,700  Sequenom, Inc. *                                            295,987
   22,400  Starwood Hotels & Resorts, Inc. **                          497,280
   10,100  Surgical Intuitive, Inc. *                                1,652,966
   43,500  Sybase, Inc. *                                            1,363,290
   76,100  Synaptics, Inc. *                                         2,941,265
   16,000  Thoratec Corp. *                                            428,480
   41,000  Urban Outfitters, Inc. *                                    855,670
    9,000  W.W. Grainger, Inc.                                         736,920
   16,000  WMS Industries, Inc. *                                      504,160
    3,000  Yahoo!, Inc. *                                               46,980
  213,900  Yamana Gold, Inc.                                         1,912,348
   18,600  Zions Bancorporation                                        215,016
                                                                  $ 51,473,227
           **  Pending sale at 6/30/09.

     (c) Securities lending collateral is managed by Credit Suisse, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

               Level 1    Level 2     Level 3     Total
Common Stocks  265,273,715                        265,273,715
Temporary Cash Investments
               2,357,490   50,250,560             52,608,050
Total          267,631,205 50,250,560     0       317,881,765

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.